SCHALLER INVESTMENT GROUP
                                    FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         10-31-11
      -----------------------        -----------------        ----------
          [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      24

Form 13F Information Table Value Total:  $   90,159
                                         -----------
                                         (thousands)

                               September 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751y106     1452    25000 SH       Sole                    25000
Berkley W R                    COM              084423102     9856   331975 SH       Sole                   331975
Berkshire Hthwy CL B           COM              084670207     8400   118239 SH       Sole                   118239
COPART INC                     COM              217204106      782    20000 SH       Sole                    20000
Cardinal Bankshares            COM              141478107     2118   151267 SH       Sole                   151267
ECB BANCORP INC                COM              268253101      120    10000 SH       Sole                    10000
Everest Re Group LTD           COM              g3223r108     3969    50000 SH       Sole                    50000
Expeditors Intl Wash           COM              302130109     2285    56345 SH       Sole                    56345
Goldman Sachs Group            COM              38141g104      960    10154 SH       Sole                    10154
Google                         COM              38259p508     7041    13671 SH       Sole                    13671
Homefed                        COM              43739d307     1266    74475 SH       Sole                    74475
Howard Hughes                  COM              44267d107     3587    85200 SH       Sole                    85200
Imperial Metals Corp           COM              452892102     1825   100000 SH       Sole                   100000
JC Penney                      COM              708160106     6251   233415 SH       Sole                   233415
Johnson & Johnson              COM              478160104     3310    51978 SH       Sole                    51978
Leucadia                       COM              527288104     4290   189150 SH       Sole                   189150
McDonalds                      COM              580135101     9629   109640 SH       Sole                   109640
Metro Bancorp                  COM              59161r101      794    91750 SH       Sole                    91750
Microsoft                      COM              594918104     9445   379450 SH       Sole                   379450
Republic First Bancorp         COM              760416107     3929  2534594 SH       Sole                  2534594
Ritchie Bros.                  COM              767744105     2269   112380 SH       Sole                   112380
Target                         COM              87612e106     1287    26250 SH       Sole                    26250
WALTER INVESTMENT MANAGEMENT C COM              93317w102     1651    72000 SH       Sole                    72000
Walgreen                       COM              931422109     3644   110800 SH       Sole                   110800
REPORT SUMMARY                 24 DATA RECORDS               90159            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED